Income Taxes - Changes in Valuation Allowance (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of changes in valuation allowance
Balance at January 1,				$ 143,682				$ 127,700	$ 143,682	$ 127,700	$ 112,392
Continuing operations	$ (900)	$ (3,300)	$ (4,100)	$ 1,000	$ (2,600)	$ (3,400)	$ 17,000	$ 4,400	(7,178)	15,878	19,559
Discontinued operations									131	178	905
Deductions									(3,452)	(74)	(5,156)
Balance at December 31,	$ 133,183				$ 143,682				$ 133,183	$ 143,682	$ 127,700